SHARE-BASED PAYMENTS - TSR Relative Performance Index (Details)	12 Months Ended
Mar. 31, 2018
First Quartile
Disclosure of terms and conditions of share-based payment arrangement [line items]
Factor percentage	0.00%
First Quartile | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	0.00%
First Quartile | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	25.00%
Two Quartile | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	26.00%
Factor percentage	50.00%
Two Quartile | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	50.00%
Factor percentage	98.00%
Three Quartile | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	51.00%
Factor percentage	100.00%
Three Quartile | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	75.00%
Factor percentage	148.00%
Fourth Quartile
Disclosure of terms and conditions of share-based payment arrangement [line items]
Factor percentage	150.00%
Fourth Quartile | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	76.00%
Fourth Quartile | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentile percentage	100.00%